FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Provisions detail for the debt instruments portfolio using the expected credit losses model (Parenthetical) (Details) - COP ($) $ in Millions	Jun. 30, 2024		Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 30,573,634		$ 25,674,195
Fair value through other comprehensive income.
Disclosure of detailed information about financial instruments [line items]
Increase decrease through transfer of bond from stage one to stage two	152
Debt instrument recognised during the period and foreign exchange	2,522
Debt instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	29,909,988	[1]	25,092,666	[2]
Debt instruments | Fair value through other comprehensive income.
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,350,499	[3]	6,148,177	[4]
Debt instruments | Fair value through other comprehensive income. | Allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 8,084		$ 5,562

[1]	At June 30, the Bank has recognized in the Condensed Consolidated Interim Statement of Comprehensive Income COP (4,130) related to debt instruments at fair value through OCI. See Condensed Consolidated Interim Statement of Comprehensive Income.
[2]	At December 31, the Bank has recognized in the Consolidated Statement of Comprehensive Income COP 93,264 related to debt instruments at fair value through OCI.
[3]	Loss allowance of investments at fair value through OCI corresponds to COP (8,084) classified mostly in stage 1. Transfer of 19 securities in Banistmo S.A. from stage 1 to stage 2 related to bonds for COP (152). The increase in relation to 2023 is due to the net effect of the sales and maturities, debt instruments purchased, net provisions recognized during the period and foreign exchange for COP (2,522).
[4]	Loss allowance of investments at fair value through OCI corresponds to COP (5,562) classified in stage 1.